Property Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details
Mining equipments	$ 106,000	$ 106,000
Total	106,000	106,000
Less: impairment loss	(106,000)	(106,000)
Property and equipment, net